Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Company’s property and equipment, net of depreciation, by geographic region
	December 31
	2022	2021

Israel	$1,609	$1,165
United States	-	*)

Total property and equipment, net:	$1,609	$1,165

*)	Represents less than $1